N-4	Feb. 27, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Vanguard Variable Insurance Funds – Conservative Allocation Portfolio	0.12%	0.35%	0.47%
Vanguard Variable Insurance Funds – Moderate Allocation Portfolio	0.12%	0.35%	0.47%
Vanguard Variable Insurance Funds – Total International Stock Market Index Portfolio	0.08%	0.35%	0.43%

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
PSF PGIM Jennison Blend Portfolio – Class I ♦	0.45%	None	0.45%
PSF PGIM Jennison Growth Portfolio – Class I ♦	0.60%	None	0.60%

♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

Portfolio Companies [Table Text Block]

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Vanguard Variable Insurance Funds – Conservative Allocation Portfolio	0.12%	0.35%	0.47%
Vanguard Variable Insurance Funds – Moderate Allocation Portfolio	0.12%	0.35%	0.47%
Vanguard Variable Insurance Funds – Total International Stock Market Index Portfolio	0.08%	0.35%	0.43%

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
PSF PGIM Jennison Blend Portfolio – Class I ♦	0.45%	None	0.45%
PSF PGIM Jennison Growth Portfolio – Class I ♦	0.60%	None	0.60%

♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

Vanguard Variable Insurance Funds – Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Vanguard Variable Insurance Funds – Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Moderate Allocation Portfolio
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Vanguard Variable Insurance Funds – Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Total International Stock Market Index Portfolio
Current Expenses [Percent]	0.08%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.43%
PSF PGIM Jennison Blend Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio – Class I ♦
Current Expenses [Percent]	0.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.45%
PSF PGIM Jennison Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio – Class I ♦
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%